UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments

Yorkville Funds
 Yorkville High Income MLP ETF
Schedule of Investments
August 31, 2015 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 99.2%
Energy — 85.7%
Alliance Holdings GP	157,029	$5,623,208
Alliance Resource Partners	335,544	8,583,215
Atlas Resource Partners	1,575,134	6,284,785
Calumet Specialty Products Partners	444,769	11,523,965
Capital Product Partners	1,167,880	8,268,590
CSI Compressco	477,381	7,318,251
Dynagas LNG Partners	239,054	3,408,910
EV Energy Partners	875,440	7,826,434
Exterran Partners	452,932	9,846,741
Foresight Energy	286,883	2,404,079
GasLog Partners	217,535	4,181,023
Global Partners	219,615	7,091,368
Golar LNG Partners	425,879	8,419,628
KNOT Offshore Partners	219,050	4,008,615
NGL Energy Partners	430,506	10,375,195
Seadrill Partners	903,793	10,755,137
Teekay LNG Partners	255,403	6,791,166
Teekay Offshore Partners	516,254	9,137,696
Transocean Partners	611,020	6,715,110
USA Compression Partners	243,133	4,862,660
Vanguard Natural Resources	780,306	7,295,861
		150,721,637
Industrials — 5.9%
Navios Maritime Partners	1,175,262	10,389,316

Materials — 4.7%
Hi-Crush Partners	314,640	5,273,367
SunCoke Energy Partners	225,428	2,980,158
		8,253,525
Utilities — 2.9%
Suburban Propane Partners	137,940	5,158,956

Total Master Limited Partnerships
(Cost $255,925,265)		174,523,434

Total Investments - 99.2%
(Cost $255,925,265)†		$174,523,434

Percentages are based on Net Assets of $175,984,257.

GP - General Partner

†	At August 31, 2015, the tax basis cost of the Fund's investments was
$255,925,265, and the unrealized appreciation and depreciation were
$3,616,496 and $(85,018,327), respectively.

Yorkville Funds
 Yorkville High Income MLP ETF
Schedule of Investments
August 31, 2015 (Unaudited)

As of August 31, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.  For the period ended August 31, 2015, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YCM-QH-002-0400

Yorkville Funds
Yorkville High Income Infrastructure MLP ETF
Schedule of Investments
August 31, 2015 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 99.9%
Energy — 99.9%
Buckeye Partners	29,522	$2,078,939
Crestwood Midstream Partners	149,093	1,164,416
DCP Midstream Partners	57,663	1,626,097
Enable Midstream Partners	124,444	1,931,371
Enbridge Energy Partners	61,580	1,741,482
Energy Transfer Equity	70,124	1,966,978
Energy Transfer Partners	79,295	3,896,556
EnLink Midstream Partners	82,513	1,454,704
Equities Midstream Partners	29,208	2,272,383
MarkWest Energy Partners	36,367	2,050,008
Martin Midstream Partners	64,429	1,726,053
NuStar Energy	37,442	1,953,724
ONEOK Partners	56,526	1,828,616
Plains All American Pipeline	46,955	1,693,197
Plains GP Holdings, Cl A	81,675	1,600,013
Rose Rock Midstream	47,372	1,471,848
Spectra Energy Partners	42,454	2,162,607
Summit Midstream Partners	71,065	1,566,273
Sunoco Logistics Partners	53,616	1,813,829
Targa Resources Partners	57,784	1,744,499
Tesoro Logistics	41,905	2,213,003
Western Gas Equity Partners	36,553	1,940,964
Western Gas Partners	34,259	2,015,457
Williams Partners	46,676	1,860,039
Total Master Limited Partnerships
(Cost $55,388,521)		45,773,056

Total Investments - 99.9%
(Cost $55,388,521)†		$45,773,056

Percentages are based on Net Assets of $45,796,248.

Cl — Class
GP — General Partner

†	At August 31, 2015, the tax basis cost of the Fund's investments was $55,388,521, and the unrealized appreciation and depreciation were $713,116 and $(10,328,581), respectively.

As of August 31, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.  For the period ended August 31, 2015, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of  investments and other  significant  accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YCM-QH-001-0800

Item 2.                           Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 23, 2015

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: October 23, 2015